UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: July 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

FORM N-Q

JULY 31, 2012

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of Investments (unaudited)	July 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 14.9%
Hotels, Restaurants & Leisure - 2.4%
Bwin.Party Digital Entertainment PLC	2,405,000	$3,876,259
Yum! Brands Inc.	93,000	6,030,120

Total Hotels, Restaurants & Leisure		9,906,379

Household Durables - 1.4%
Stanley Black & Decker Inc.	89,000	5,953,210

Media - 6.0%
Time Warner Cable Inc.	52,500	4,458,825
Time Warner Inc.	276,000	10,797,120
Viacom Inc., Class B Shares	216,000	10,089,360

Total Media		25,345,305

Multiline Retail - 1.6%
Dollar General Corp.	128,000	6,529,280	*

Specialty Retail - 3.5%
Best Buy Co. Inc.	150,600	2,724,354
Chico’s FAS Inc.	264,000	4,044,480
Guess? Inc.	139,000	4,183,900
Staples Inc.	296,000	3,771,040

Total Specialty Retail		14,723,774

TOTAL CONSUMER DISCRETIONARY		62,457,948

CONSUMER STAPLES - 7.7%
Beverages - 2.2%
PepsiCo Inc.	128,500	9,345,805

Food & Staples Retailing - 4.6%
CVS Caremark Corp.	217,000	9,819,250
Wal-Mart Stores Inc.	126,000	9,378,180

Total Food & Staples Retailing		19,197,430

Household Products - 0.9%
Procter & Gamble Co.	59,000	3,807,860

TOTAL CONSUMER STAPLES		32,351,095

ENERGY - 11.4%
Energy Equipment & Services - 4.5%
Baker Hughes Inc.	128,000	5,928,960
Halliburton Co.	111,700	3,700,621
National-Oilwell Varco Inc.	69,000	4,988,700
Transocean Ltd.	90,000	4,214,700

Total Energy Equipment & Services		18,832,981

Oil, Gas & Consumable Fuels - 6.9%
Apache Corp.	34,800	2,996,976
ConocoPhillips	102,500	5,580,100
Devon Energy Corp.	60,000	3,547,200
Exxon Mobil Corp.	87,801	7,625,517
Kinder Morgan Inc.	125,000	4,476,250
Noble Energy Inc.	32,000	2,797,760
Phillips 66	51,250	1,927,000

Total Oil, Gas & Consumable Fuels		28,950,803

TOTAL ENERGY		47,783,784

FINANCIALS - 12.2%
Capital Markets - 5.7%
Blackstone Group LP	300,000	4,155,000
E*TRADE Financial Corp.	300,000	2,289,000	*
Fortress Investment Group LLC, Class A Shares	449,000	1,697,220
Morgan Stanley	185,000	2,527,100
State Street Corp.	121,200	4,894,056

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Capital Markets - 5.7% (continued)
TD Ameritrade Holding Corp.	539,500	$8,588,840

Total Capital Markets		24,151,216

Commercial Banks - 2.0%
Huntington Bancshares Inc.	770,000	4,785,550
PNC Financial Services Group Inc.	60,000	3,546,000

Total Commercial Banks		8,331,550

Diversified Financial Services - 1.3%
JPMorgan Chase & Co.	152,000	5,472,000

Insurance - 3.2%
Allstate Corp.	70,500	2,418,150
Assured Guaranty Ltd.	464,000	5,558,720
MetLife Inc.	162,900	5,012,433
Syncora Holdings Ltd.	1,550,000	372,000	*

Total Insurance		13,361,303

TOTAL FINANCIALS		51,316,069

HEALTH CARE - 12.5%
Biotechnology - 1.3%
Celgene Corp.	79,000	5,408,340	*

Health Care Equipment & Supplies - 1.9%
Gen-Probe Inc.	29,500	2,439,355	*
Medtronic Inc.	146,100	5,759,262

Total Health Care Equipment & Supplies		8,198,617

Health Care Providers & Services - 4.6%
McKesson Corp.	66,500	6,033,545
UnitedHealth Group Inc.	178,000	9,094,020
WellPoint Inc.	78,500	4,183,265

Total Health Care Providers & Services		19,310,830

Pharmaceuticals - 4.7%
Abbott Laboratories	96,000	6,365,760
Flamel Technologies SA, ADR	502,550	2,467,520	*
Merck & Co. Inc.	249,300	11,011,581

Total Pharmaceuticals		19,844,861

TOTAL HEALTH CARE		52,762,648

INDUSTRIALS - 12.9%
Aerospace & Defense - 1.2%
Northrop Grumman Corp.	48,800	3,230,560
Raytheon Co.	30,219	1,676,550

Total Aerospace & Defense		4,907,110

Air Freight & Logistics - 1.4%
United Parcel Service Inc., Class B Shares	78,600	5,942,946

Airlines - 2.1%
Delta Air Lines Inc.	481,000	4,641,650	*
United Continental Holdings Inc.	214,000	4,042,460	*

Total Airlines		8,684,110

Commercial Services & Supplies - 0.7%
TMS International Corp., Class A Shares	273,300	2,672,874	*

Electrical Equipment - 1.2%
Emerson Electric Co.	108,000	5,159,160

Industrial Conglomerates - 3.7%
3M Co.	95,000	8,666,850
United Technologies Corp.	93,300	6,945,252

Total Industrial Conglomerates		15,612,102

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	SHARES	VALUE
Professional Services - 0.9%
FTI Consulting Inc.	153,400	$3,916,302	*

Road & Rail - 1.7%
Hertz Global Holdings Inc.	325,000	3,659,500	*
Old Dominion Freight Line Inc.	85,085	3,607,604	*

Total Road & Rail		7,267,104

TOTAL INDUSTRIALS		54,161,708

INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 1.4%
Cisco Systems Inc.	368,900	5,883,955

Computers & Peripherals - 3.9%
EMC Corp.	617,000	16,171,570	*

Electronic Equipment, Instruments & Components - 2.1%
Avnet Inc.	122,000	3,843,000	*
Jabil Circuit Inc.	238,000	5,164,600

Total Electronic Equipment, Instruments & Components		9,007,600

Internet Software & Services - 1.5%
eBay Inc.	137,000	6,069,100	*

IT Services - 6.0%
Cognizant Technology Solutions Corp., Class A Shares	92,000	5,222,840	*
International Business Machines Corp.	59,000	11,562,820
Lender Processing Services Inc.	178,000	4,391,260
MasterCard Inc., Class A Shares	9,300	4,060,101

Total IT Services		25,237,021

Semiconductors & Semiconductor Equipment - 3.4%
Marvell Technology Group Ltd.	358,000	4,031,080
Micron Technology Inc.	865,000	5,371,650	*
Texas Instruments Inc.	180,000	4,903,200

Total Semiconductors & Semiconductor Equipment		14,305,930

Software - 4.8%
Adobe Systems Inc.	133,000	4,107,040	*
MICROS Systems Inc.	86,800	4,143,832	*
Nuance Communications Inc.	219,000	4,456,650	*
Red Hat Inc.	126,000	6,761,160	*
ServiceNow Inc.	29,900	807,300	*

Total Software		20,275,982

TOTAL INFORMATION TECHNOLOGY		96,951,158

MATERIALS - 2.9%
Chemicals - 2.9%
Air Products & Chemicals Inc.	44,000	3,538,920
Eastman Chemical Co.	83,000	4,339,240
LyondellBasell Industries NV, Class A Shares	100,000	4,453,000

TOTAL MATERIALS		12,331,160

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T Inc.	137,300	5,206,416

UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.9%
AES Corp.	311,800	3,760,308	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $378,935,317)		419,082,294

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of Investments (unaudited) (cont’d)	July 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $367,855,000 joint tri-party repurchase agreement dated 7/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,276,006; (Fully collateralized by various U.S. government agency obligations, 0.278% to 4.625% due 9/17/12 to 2/24/15; Market value - $1,301,521) (Cost - $1,276,000)	0.180%	8/1/12	$1,276,000	$1,276,000

TOTAL INVESTMENTS - 100.0% (Cost - $380,211,317#)				420,358,294
Liabilities in Excess of Other Assets - 0.0%				(196,619)

TOTAL NET ASSETS - 100.0%				$420,161,675

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management All Cap Fund (the “Fund”) is a non-diversified separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$419,082,294	—	—	$419,082,294

Short-term investments†	—	$1,276,000	—	1,276,000

Total investments	$419,082,294	$1,276,000	—	$420,358,294

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$89,303,040
Gross unrealized depreciation	(49,156,063)

Net unrealized appreciation	$40,146,977

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 26, 2012